Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 246,727	$ 279,177
Investment securities	200	307
Accounts receivable – net	512	809
Inventories	30,437	32,875
Other receivables – net	195,536	79,970
Amount due from related parties	9,843	39,582
Tax recoverable	884	1,279
Intangible assets	21,396	21,396
Total current assets	505,535	455,395
Non-current assets:
Property equipment and software-net	19,283	28,048
Goodwill	72	72
Operating lease, right of use assets-net	95	377
Total non-current assets	19,450	28,497
Total assets	524,985	483,892
Current liabilities:
Accrued liabilities	40,834	15,192
Accounts payable	12,724	36,740
Amount due to related parties	642	1,641
Operating lease liabilities	95	377
Tax payable	82	77
Other payables	40,080	7,492
Total current liabilities	94,457	61,519
Total liabilities	94,457	61,519
Shareholders’ equity
Paid up capital	24,458	665
Additional paid-in capital	732,195	730,345
Statutory reserve	161	161
Accumulated deficit	(287,561)	(276,672)
Other comprehensive loss	(33,263)	(28,512)
Non-controlling interest	(5,462)	(3,614)
Total Shareholders’ equity	430,528	422,373
Total liabilities and shareholders’ equity	$ 524,985	$ 483,892